OTHER EXPENSE, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OTHER INCOME (EXPENSE), NET.
Total other expense, net	$ (99)	$ (1,923)
Litigation settlements, net
OTHER INCOME (EXPENSE), NET.
Total other expense, net	(103)	(988)
Deposit written off due to uncertain collectability
OTHER INCOME (EXPENSE), NET.
Total other expense, net		(605)
Other
OTHER INCOME (EXPENSE), NET.
Total other expense, net	$ 4	$ (330)